Offerings - Offering: 1	May 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common shares, without par value
Amount Registered | shares	3,850,000
Proposed Maximum Offering Price per Unit	30.48
Maximum Aggregate Offering Price	$ 117,348,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,205.76
Offering Note	1(a) Amount Registered is in accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional shares of the registrant's common stock that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. 1(b) Amount Registered represents shares of common stock subject to issuance in connection with the First Financial Bancorp. 2026 Stock Plan. 1(c) Proposed Maximum Offering Price Per Unit is estimated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, solely for the purpose of computing the registration fee, based on the average of the high and low prices of the securities being registered hereby on NASDAQ on May 21, 2026 which date is within five business days prior to filing this Registration Statement. 1(d) Proposed Maximum Offering Price Per Unit is rounded up to the nearest cent.